Compensation of Corporate Officers (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Of Corporate Officers [Abstract]
Summary of Compensation Paid to Officers
Under these conditions, the following table details the compensation paid to the Chairman and Chief Executive Officer during the period from January 1, 2019 to September 16, 2019, and the compensation paid to the Chief Executive Officer in 2021, 2020 and during the period from September 16 to December 31, 2019 (after the change in governance) and the years in which the amounts were recognized in the statement of operations.

Compensation paid to the Chairman	Year ended
during the period from January 1, 2019 to September 16, 2019
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Short-term employee benefits (gross + employer's social contributions, paid)	1,338	—	—
Post-employment pension & medical benefits	—	—	—
Share-based payment transactions	109	—	—
Director fees Genfit Corp (net)	22	—	—
TOTAL	1,469	—	—

Compensation paid to the Chief Executive Officer	Year ended

(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Short-term employee benefits (gross + employer's social contributions, paid)	140	534	628
Post-employment pension & medical benefits	—	—	—
Attendance fees	—	—	—
Share-based payment transactions	—	41	58
Director fees Genfit Corp (net)	—	—	—
TOTAL	140	575	686
(1)Within this total, only the portion of the amounts paid in 2019 to the Chairman and Chief Executive Officer pursuant to the 13th resolution of the Annual General Meeting of June 13, 2019, for the part of the Incentive Plan corresponding to that portion of work on the initial public offering of the Company on the Nasdaq Global Select Market carried out in 2018, i.e., ¾ of the amount due, i.e. a gross amount of €562,893. However, the Chairman of the Board of Directors decided to forgo the balance amount of €187,631, which had been recorded in 2019.
Schedule of Director's Fees and Other Compensation Due and Paid to Non Executive Directors	The directors' fees and other compensation due and paid to the non executive directors are as follows:

	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*
Attendance fees and other forms of remuneration payable to each of the non executive officer	During the year ended December 31,
(in euros)	2019		2020		2021
Jean-François MOUNEY (1)
Attendance fees	14,791	633	49,937	49,939	45,863	39,232
Other remuneration	88,874	88,874	286,469	286,469	286,553	286,553
TOTAL	103,665	89,507	336,406	336,408	332,416	325,785
Xavier GUILLE DES BUTTES
Attendance fees	68,016	67,580	85,020	80,660	89,822	85,020
Other remuneration	—	—	—	—	—	—
TOTAL	68,016	67,580	85,020	80,660	89,822	85,020
Frédéric DESDOUITS
Attendance fees	33,136	30,302	53,360	44,640	43,600	47,960
Other remuneration	—	—	—	—	—	—
TOTAL	33,136	30,302	53,360	44,640	43,600	47,960
BIOTECH AVENIR
Représenté par Florence Séjourné
Attendance fees	—	—	—	—	—	—
Other remuneration	—	—	—	—	—	—
TOTAL	—	—	—	—	—	—
Philippe MOONS
Attendance fees	36,188	41,202	45,780	41,420	16,986	25,161
Other remuneration	—	—	—	—	—	—
TOTAL	36,188	41,202	45,780	41,420	16,986	25,161
Anne-Hélène MONSELLATO
Attendance fees	44,472	53,410	50,140	45,780	52,320	52,320
Other remuneration	—	—	—	—	—	—
TOTAL	44,472	53,410	50,140	45,780	52,320	52,320
Catherine LARUE
Attendance fees	33,136	28,122	43,600	43,600	47,651	45,780
Other remuneration	—	—	—	—	—	—
TOTAL	33,136	28,122	43,600	43,600	47,651	45,780
Katherine KALIN
Attendance fees	—	—	15,805	4,360	43,600	39,240
Other remuneration	—	—	—	—	—	—
TOTAL	—	—	15,805	4,360	43,600	39,240
Eric BACLET
Attendance fees	—	—	20,165	6,540	62,881	62,336
Other remuneration	—	—	—	—	—	—
TOTAL	—	—	20,165	6,540	62,881	62,336
Jean-François TINE
Attendance fees	—	—	—	—	39,724	23,919
Other remuneration	—	—	—	—	—	—
TOTAL	—	—	—	—	39,724	23,919
TOTAL	318,613	310,123	650,276	603,408	729,000	707,521
(1)
The attendance fees and other remuneration for Jean-François Mouney above correspond to amounts due for the period from September 16, 2019 to December 31, 2019 and the full year 2020 and 2021.